Loans and Allowance for Credit Losses - Changes in Accretable Balance for Purchased Impaired Loans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deteriorated Loans Transferred in [Abstract]
Balance at beginning of period	$ 1,709	$ 2,619	$ 2,890
Purchases		13	100
Accretion	(499)	(437)	(451)
Disposals	(172)	(208)	(67)
Reclassifications from nonaccretable difference	258	454	184
Other	359	(732)	(37)
Balance at end of period	$ 1,655	$ 1,709	$ 2,619